March 1, 2015, as amended May 15, 2015

Summary Prospectus
Calamos Emerging Market Equity Fund
NASDAQ Symbol: CIEIX – Class I CEGRX – Class R

Before you invest, you may want to review the Fund’s prospectus and statement of additional information, which contain more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information and other information about the Fund online at http://fundinvestor.calamos.com/FundLit. You can also get this information at no cost by calling 800.582.6959 or by sending an e-mail request to prospectus@calamos.com. The current prospectus and statement of additional information, both dated March 1, 2015, as amended April 8, 2015 and April 22, 2015 (and as each may be further amended or supplemented), and the financial statements included in the Fund’s report to shareholders, dated October 31, 2014, are incorporated by reference into this summary prospectus.

Investment Objective

Calamos Emerging Market Equity Fund’s investment objective is long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 101 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 56 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS I	CLASS R
Management Fees	1.10%	1.10%
Distribution and/or Service Fees (12b-1)	0.00%	0.50%
Other Expenses	1.93%	2.11%
Total Annual Operating Expenses	3.03%	3.71%
Expense Reimbursement[1]	(1.53)%	(1.71)%
Total Annual Operating Expenses After Reimbursement	1.50%	2.00%

1	The Fund’s investment advisor has contractually agreed to reimburse Fund expenses through March 1, 2017 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class I and Class R are limited to 1.50% and 2.00% of average net assets, respectively. This agreement is not terminable by either party.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

	Class I	Class R
1 Year	153	203
3 Years	639	808
5 Years	1,314	1,615
10 Years	3,121	3,727

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 109.2% of the average value of its portfolio.

EMEIRPRO 05/15

Calamos Emerging Market Equity Fund

Principal Investment Strategies

The Fund anticipates that, under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowing for investment purposes, if any) in the equity securities of issuers whose principal activities are tied economically to developing or emerging market countries. These include securities of issuers (1) that are traded principally on a stock exchange or over-the-counter in emerging market countries; (2) that are organized under the laws of and have a principal office in emerging market countries; or (3) that derive 50% or more of their total revenues from, and/or have 50% or more of their total assets in, goods produced, sales made, profits generated or services performed in developing or emerging market countries. Countries may be considered to be developing or emerging markets if they are: (1) in any one of the Morgan Stanley Capital Index (“MSCI”) emerging market indices; (2) classified as a developing or emerging market (or similar or corresponding classification) by organizations such as the World Bank and the International Monetary Fund; or (3) have economies, industries and stock markets with similar characteristics to such countries.

In pursuing its investment objective, the Fund seeks out securities that, in the investment adviser’s opinion, offer the best opportunities for appreciation. The Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes. The Fund may engage in active and frequent trading of portfolio securities.

The Fund seeks to reduce risk by diversifying among many industries. Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain diversified across countries and geographical regions.

The Fund may invest in issuers of any market capitalization. Equity securities in which the Fund invests include common and preferred stocks, rights and warrants to purchase common stock and depositary receipts.

The Fund may utilize currency forwards and forward foreign currency contracts to reduce currency deviations. The Fund may also use futures for management of cash flows.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•

Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•

Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•

Emerging Markets Risk — Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Securities issued in these countries may be more volatile and less liquid than securities issued in foreign countries with more developed economies or markets. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in share registration, settlement, custody, or other operational risks.

•

Currency Risk — To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could negatively impact investment gains or add to investment losses. Although the Fund may attempt to hedge against currency risk, the hedging instruments may not always perform as the Fund expects and could produce losses. Suitable hedging instruments may not be available for currencies of emerging market countries. The Fund’s investment adviser may determine not to hedge currency risks, even if suitable instruments appear to be available.

•

Geographic Concentration Risk — Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. To the extent the Fund concentrates its investments in a particular country, region or group of regions, the Fund may be more volatile than a more geographically diversified fund.

•

American Depositary Receipts — The stocks of most foreign companies that trade in the U.S. markets are traded as American Depositary Receipts (ADRs). U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.

•

Small and Mid-Sized Company Risk — Small to mid-sized company stocks have historically been subject to greater investment risk than large company stock. The prices of small to mid-sized company stocks tend to be more volatile and less liquid than large company stocks. Small and mid-sized companies may have no or relatively short operating histories, or be newly formed public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

Calamos Emerging Market Equity Fund

•

Portfolio Turnover Risk — The Fund may engage in active and frequent trading and have a high portfolio turnover rate, which may increase the Fund’s transaction costs, may adversely affect the Fund’s performance and may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate.

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

•

Forward Foreign Currency Contract Risk — Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. The Fund may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Fund’s holdings.

Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS I ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	5.37% (6.30.14)	Worst Quarter:	-6.73% (9.30.14)

Average Annual Total Returns as of 12.31.14

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-year period ended December 31, 2014 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. Return “After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. Return “After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class A shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.14
	INCEPTION DATE OF CLASS	ONE YEAR	SINCE INCEPTION
Class I	12.31.13
Load Adjusted Return Before Taxes		-6.57%	-6.55%
Load Adjusted Return After Taxes on Distributions		-6.66%	-6.64%
Load Adjusted Return After Taxes on Distributions and Sale of Fund Shares		-3.54%	-4.94%
Class R	12.31.13
Load Adjusted Return Before Taxes		-7.04%	-7.02%
MSCI Emerging Markets Index		-1.82%	-1.82%

Calamos Emerging Market Equity Fund

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
Gary D. Black (Vice President)	since Fund’s inception	EVP, Global Co-CIO
Dennis Cogan	since Fund’s inception	SVP, Co-Portfolio Manager
John Hillenbrand	since Fund’s inception	SVP, Co-Portfolio Manager
Nick Niziolek	since Fund’s inception	SVP, Co-Portfolio Manager
Eli Pars	since March 1, 2015	SVP, Co-Portfolio Manager
Jon Vacko	since Fund’s inception	SVP, Co-Portfolio Manager

Buying and Redeeming Fund Shares

Minimum Initial Investment

Class I: $1,000,000

Class R: None

Minimum Additional Investment

Classes I and R: None

To Place Orders

Please contact your broker or other intermediary, or place your order directly:

U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201

Phone: 800.582.6959

Transaction Policies

The Fund’s shares are redeemable. In general, investors may purchase, redeem, or exchange Fund shares on any day the New York Stock Exchange is open by written request (to the address noted above), by wire transfer, by telephone (at the number noted above), or through a financial intermediary. Orders to buy and redeem shares are processed at the next net asset value to be calculated only on days when the New York Stock Exchange is open for regular trading.

Tax Information

The Fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Click here to view the Fund’s statutory prospectus or statement of additional information.

2020 Calamos Court

Naperville, IL 60563-2787

800.582.6959

www.calamos.com

811-05443

4